LEASE LIABILITIES (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 17, 2020	May 22, 2019	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Operating lease expenses			$ 13,673	$ 22,699	$ 58,069
Right-of-use operating lease expense			1,866	3,726
Gold Leaf L L C [Member]
Defined Benefit Plan Disclosure [Line Items]
Operating lease expenses		$ 13,429	$ 40,287	$ 67,145	148,895
Deposits		$ 6,500
Kona [Member]
Defined Benefit Plan Disclosure [Line Items]
Operating lease expenses	$ 676				$ 5,522